EARNINGS PER SHARE	6 Months Ended
Jun. 30, 2025
Earnings Per Share [Abstract]
EARNINGS PER SHARE
NOTE 12:	EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted income per share:

a.	Numerator:

	Six months ended June 30
	2025	2024
	$ thousands	$ thousands
Numerator for basic and diluted income per share -
Net income (loss) available to holders of ordinary shares	(2,247)	8,236

b.	Denominator:

	Six months ended June 30
	2025	2024
Denominator for diluted income (loss) per share -
Weighted average number of shares	89,108,772	85,632,241
Add – RSUs and stock options	-	2,120,922

Denominator for diluted income (loss) per share - adjusted	89,108,772	87,753,163

The total weighted average number of shares related to the outstanding options and RSUs excluded from the calculations of diluted net earnings per share due to their anti-dilutive effect was 2,047,497 and 1,928,259 for the six months ended June 30, 2025, and 2024, respectively.